AFL - CIO Housing Investment Trust St. Louis Metro Area Projects AFL - CIO Housing Investment Trust Helping Build Twin Cities - The Union Way July 2018 The AFL - CIO Housing Investment Trust builds on over 30 years of experience investing union capital responsibly to deliver competitive returns to its participants while generating union construction jobs, affordable housing, and economic and fiscal impacts that benefit the communities where union members live and work . The Twin Cities area is a strong market for the HIT . Since inception, the HIT has invested over $ 829 million in 51 projects with total development investment of $ 1 . 3 billion . These projects have built or preserved over 7 , 980 housing units and created an estimated 13 . 8 million hours of union construction work* . Five 15 on the Park: The HIT provided $33.4 million in funding for the $52.3 million new construction of the 259 - unit Five 15 on the Park apartments in Minneapolis , creating an estimated 256 union construction jobs. Economic and Fiscal Impacts of the HIT - Financed Projects in the Twin Cities Area In 2017 Dollars, Since Inception* $2.6B total economic benefits $957.1M personal income 16,600 total jobs across industry segments 6,830 union construction jobs, 13.8M hours of work $100.8M state and local tax revenue generated * Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input - output model based on HIT project data information . Data current as of June 30, 2018. Since inception dates from 1984 - 2Q 2018. 333 on the Park : The HIT provided $27.7 million of funding for the $42.3 million substantial rehabilitation of the 134 - unit, 333 on the Park in St. Paul, creating an estimated 191 union construction jobs.

July 2018 Projects in the Twin Cities Area in the Last 10 Years 2008 - 2Q 2018 Project Location Units HIT Investment TDC Union Jobs* Inver Glen Senior Housing Inver Grove Heights 103 $15,084,000 $17,461,869 92 Solhem Apartments (Uptown House) Minneapolis 60 $10,700,000 $12,988,106 72 Applewood Pointe of Bloomington at Southtown Bloomington 101 $17,597,900 $20,280,641 113 Ellipse on Excelsior St. Louis Park 132 $26,122,000 $33,244,543 186 Flo Co Fusion Minneapolis 84 $13,543,000 $16,026,159 88 Riverside Plaza Apartments Minneapolis 1,303 $49,950,000 $123,267,007 882 Applewood Pointe of Roseville at Langton Lake Roseville 48 $4,700,000 $11,241,637 60 City Walk - Walkway Uptown Apartments Minneapolis 92 $16,802,100 $20,161,502 103 The Penfield St. Paul 254 $40,942,800 $62,505,140 319 West Side Flats Apartments St. Paul 178 $23,500,000 $31,234,356 159 Yorkdale Terrace Townhomes Edina 90 $4,470,000 $17,242,238 116 Five 15 on the Park Minneapolis 259 $33,400,000 $52,331,187 256 333 on the Park St. Paul 134 $27,680,000 $42,331,034 191 Seward Towers East and West Minneapolis 640 $29,750,000 $99,198,392 270 Zvago Cooperative at Glen Lake Minnetonka 54 $14,821,600 $18,981,774 83 1500 Nicollet Minneapolis 183 $34,120,000 $61,736,138 268 Green on Fourth Apartments Minneapolis 243 $42,654,700 $56,169,929 251 Pioneer Apartments St. Paul 143 $14,475,000 $48,739,737 201 Union Flats St. Paul 217 $30,630,000 $68,476,863 306 Zvago Cooperative at St. Anthony Park St. Paul 49 $14,577,500 $18,185,346 82 Elevate at Southwest Station Eden Prairie 222 $49,500,000 $63,510,988 269 Zvago Cooperative at Central Village Apple Valley 58 $15,815,400 $19,680,017 82 The Chamberlin Richfield 316 $48,277,000 $62,509,690 209 TOTAL ( LAST 10 YEARS - 2008 - 2Q 2018) 4,963 $579,113,000 $977,504,293 4,658 The Penfield St. Paul Zvago Cooperative at Glen Lake Minnetonka Seward Towers East & West Minneapolis Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus contai nin g more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing . In the past 10 years, the HIT has invested $ 579 million in 23 projects with a total development investment of $ 978 million . These projects are creating an estimated 9 . 4 million hours of union construction work* .